Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for doubtful accounts	$ 1,037,797	$ 906,138
Inventories net of provision for slow moving inventory	$ 134,535	$ 178,107
Ordinary shares, par value
Ordinary shares authorized	10,006,142	10,006,142
Ordinary shares, issued	10,006,142	7,500,000
Ordinary shares, outstanding	10,006,142	7,500,000